Provisions - Current and non-current (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions
Current	$ 48	$ 83
Non‑current	29	38
Total	$ 77	$ 121	$ 114